Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Innovid Corp.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001835378